Operating Expenses	3 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating Expenses	OPERATING EXPENSES

	Cost of sales
	Three months ended December 31,
(In thousands of Euros)	2023	2022
Depreciation & amortization	(4,397)	(3,413)
Personnel costs	(40,388)	(33,461)
Cost of materials	(54,877)	(41,568)
Properties & buildings maintenance, occupancy and incidental costs	(6,613)	(4,270)
Logistic expenses	(1,289)	(1,007)
IT & Consulting	(8,221)	(6,401)
Other	(2,271)	(5,052)
Cost of sales	(118,056)	(95,170)

	Selling and distribution expenses
	Three months ended December 31,
(In thousands of Euros)	2023	2022
Depreciation & amortization	(14,681)	(14,305)
Personnel costs	(21,105)	(18,019)
Marketing and selling expenses	(29,042)	(23,572)
Logistic expenses	(29,764)	(13,358)
IT & Consulting	(8,204)	(12,429)
Other	(687)	(4,436)
Selling and distribution expenses	(103,484)	(86,119)

	General administration expenses
	Three months ended December 31,
(In thousands of Euros)	2023	2022
Depreciation & amortization	(4,169)	(2,699)
Personnel costs	(16,837)	(12,466)
Insurance	(1,538)	(627)
IT & Consulting	(73)	(4,535)
Other	(11,773)	(1,805)
General administration expenses	(34,391)	(22,133)